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                      HARTFORD QUANTUM LIFE
                      SEPARATE ACCOUNT VL I
                 HARTFORD LIFE INSURANCE COMPANY

                       FILE NO. 333-110550

                 SUPPLEMENT DATED JUNE 24, 2004
     TO THE PROSPECTUS DATED MAY 3, 2004 AS REVISED JUNE 24, 2004

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         SUPPLEMENT DATED JUNE 24, 2004 TO YOUR PROSPECTUS

The Guaranteed Withdrawal Benefit is currently not available to Policies issued on or after March 24, 2004. We will notify all Policy Owners when this rider becomes available.

 THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-4324